Property and Equipment - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization of leasehold improvements	$ 1,130,826	$ 855,484	$ 1,157,976	$ 854,950
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Depreciation and amortization of leasehold improvements			$ 1,040,531	$ 757,270